Michael P. DeSimone Vice President, Corporate Counsel The Prudential Insurance Company of America 80 Livingston Avenue Roseland, NJ 07068 (973) 548-6611 michael.desimone@prudential.com
May 3, 2021

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Prudential Variable Contract Account GI-2 (Registration No. 333-01031)

Ladies and Gentlemen:
Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 27 and (ii) that the text of Post-Effective Amendment No. 27 was filed electronically on April 19, 2021 (Accession No. 0000828972-21-000022).

/s/ Michael P. DeSimone
Michael P. DeSimone
Vice President and Corporate Counsel
The Prudential Insurance Company of America

via EDGAR